STOCKHOLDERS’ EQUITY - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
Warrants Outstanding
As of September 30, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
1,231	$243.32	November 2023
204	$243.32	December 2023
163,185	$103.18	June 2025
542	$2,100.00	February 2026
3,524	$197.05	May 2027
167	$0.01	July 2027
342	$429.73	April 2028
60,228	$103.11	60 months after registration date
181,316	$94.57	60 months after registration date
116,353	$85.96	24 months after registration date

Private GRI
Class of Stock [Line Items]
Warrants Outstanding
As of December 31, 2022 and 2021, the Company had 388,704 and 200,851 warrants outstanding, respectively, the details of which are as follows:

Issuance	Number of Common Shares	Exercise Price	Expiration
November 2018	96,428	$0.01	November 2023
December 2019	65,960	$0.01	December 2024
November 2020	32,967	$9.10	November 2023
December 2020	5,494	$9.10	December 2023
July 2022	8,928	$0.01	July 2027
December 2022	178,927	$9.31	March 2028 (Estimate)